Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Entity Addresses [Line Items]
Document Type	20-F
Document Period End Date	Dec. 31, 2021
Entity Central Index Key	0001671502
Entity Registrant Name	Quoin Pharmaceuticals, Ltd.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-37846
Entity Incorporation, State or Country Code	L3
Entity Address State Or Province	IL
Entity Address, Address Line One	Azrieli Center, Round Tower
Entity Address, Adress Line Two	30th Floor 132 Menachem Begin Blvd
Entity Address, City or Town	Tel Aviv
Entity Address, Postal Zip Code	6701101
Entity Address, Country	IS
Title of 12(b) Security	American Depositary Shares
Trading Symbol	QNRX
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Accounting Standard	U.S. GAAP
Entity Common Stock, Shares Outstanding	3,354,650,799
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	Friedman LLP
Auditor Location	East Hanover, New Jersey
Auditor Firm ID	711
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	Dr. Michael Myers
Entity Address, Address Line One	42127 Pleasant Forest Court
Entity Address, City or Town	Ashburn, VA
Entity Address, Postal Zip Code	20148
City Area Code	703
Local Phone Number	980-4182